Eaton Vance
Floating-Rate & High Income Fund
January 31, 2024 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2024, the Fund owned 14.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 12.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2024 is set forth below.

Eaton Vance
Floating-Rate & High Income Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio
(identified cost $850,240,081)	$781,591,574	84.1%
High Income Opportunities Portfolio
(identified cost $187,452,638)	152,310,586	16.4
Total Investments in Affiliated Portfolios (identified cost $1,037,692,719)	$933,902,160	100.5%
Total Investments (identified cost $1,037,692,719)	$933,902,160	100.5%
Other Assets, Less Liabilities	$ (4,728,988)	(0.5)%
Net Assets	$929,173,172	100.0%
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2024 and October 31, 2023, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2024 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.1%
Security	Principal Amount (000's omitted)	Value
Alinea CLO Ltd.:
Series 2018-1A, Class D, 8.679%, (3 mo. SOFR + 3.362%), 7/20/31(1)(2)	$2,500	$ 2,493,820
Series 2018-1A, Class E, 11.579%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	3,000	2,907,228
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.811%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	3,525	3,247,991
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.486%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	4,000	3,787,924
Apidos CLO XX Ltd., Series 2015-20A, Class DR, 11.276%, (3 mo. SOFR + 5.962%), 7/16/31(1)(2)	2,375	2,287,365
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 13.558%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	1,325	1,337,988
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.014%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,937,195
ARES XLIX CLO Ltd., Series 2018-49A, Class D, 8.579%, (3 mo. SOFR + 3.262%), 7/22/30(1)(2)	2,500	2,480,843
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class C, 8.541%, (3 mo. SOFR + 3.162%), 5/15/30(1)(2)	5,000	4,925,600
ARES XXXVR CLO Ltd., Series 2015-35RA, Class E, 11.276%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,000	3,797,260
Bain Capital Credit CLO Ltd.:
Series 2018-1A, Class D, 8.277%, (3 mo. SOFR + 2.962%), 4/23/31(1)(2)	5,000	4,857,145
Series 2018-1A, Class E, 10.927%, (3 mo. SOFR + 5.612%), 4/23/31(1)(2)	3,000	2,779,338
Barings CLO Ltd.:
Series 2015-1A, Class DR, 8.179%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,466,530
Series 2018-1A, Class C, 8.176%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,421,351
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 12.529%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,605,384
Battalion CLO XXIII Ltd., Series 2022-23A, Class D, 9.264%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,503,818
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class D, 11.529%, (3 mo. SOFR + 6.212%), 4/20/31(1)(2)	3,500	3,509,702
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 11.179%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,086,273
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D, 8.179%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	1,500	1,477,002
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class E, 12.278%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	$1,250	$ 1,255,258
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.926%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,750	1,725,689
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.248%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,040
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.426%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	3,000	3,013,266
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 8.479%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,467,833
Series 2018-1A, Class D, 11.229%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,360,021
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 8.741%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,445,958
Series 2016-3A, Class ER, 11.591%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,404,918
Series 2018-1A, Class D, 8.629%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,356,250
Series 2018-1A, Class E, 11.529%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,755,904
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.419%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	973,464
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.709%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,962,242
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 12.014%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,922,496
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 12.459%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,470,273
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class E, 13.068%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	2,007,388
Bryant Park Funding Ltd.:
Series 2023-20A, Class D, 11.404%, (3 mo. SOFR + 6.09%), 7/15/36(1)(2)	3,500	3,518,721
Series 2023-21A, Class D, 10.935%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	3,525	3,589,088
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 11.276%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,534,857
Series 2016-1A, Class ER, 11.326%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,725,368
Series 2016-2A, Class ER, 11.576%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,249,368

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.: (continued)
Series 2017-1A, Class E, 11.826%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	$3,250	$ 3,104,400
Series 2018-1A, Class D, 8.476%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	2,928,663
Series 2018-1A, Class E, 11.326%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,586,441
Series 2019-2A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,500	1,455,548
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 8.379%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	4,925,000
Series C17A, Class DR, 11.579%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,352,100
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR2, 9.076%, (3 mo. SOFR + 3.762%), 1/14/32(1)(2)	2,500	2,502,640
Series 2012-3A, Class DR2, 12.076%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,500	1,441,067
Series 2014-3RA, Class C, 8.531%, (3 mo. SOFR + 3.212%), 7/27/31(1)(2)	1,000	973,371
Series 2014-3RA, Class D, 10.981%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,150	2,007,737
Series 2014-4RA, Class C, 8.476%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	1,943,374
Series 2014-4RA, Class D, 11.226%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,422,770
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 11.914%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,912,508
Series 2022-6A, Class DR, 10.075%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,221,102
CarVal CLO IV Ltd., Series 2021-1A, Class E, 12.179%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,002,555
CIFC Funding Ltd., Series 2022-4A, Class D, 8.864%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,764
Dryden CLO Ltd.:
Series 2018-55A, Class D, 8.426%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,455,080
Series 2018-55A, Class E, 10.976%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,862,956
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 8.176%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	4,821,030
Series 2015-41A, Class ER, 10.876%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,141,710
Series 2016-42A, Class DR, 8.506%, (3 mo. SOFR + 3.192%), 7/15/30(1)(2)	2,500	2,450,000
Series 2016-42A, Class ER, 11.126%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	3,500	3,261,681
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 11.668%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,956,306
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 17 Ltd., Series 2022-4A, Class E, 12.467%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	$2,250	$ 2,261,304
Galaxy XXV CLO Ltd.:
Series 2018-25A, Class D, 8.686%, (3 mo. SOFR + 3.362%), 10/25/31(1)(2)	2,500	2,502,610
Series 2018-25A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	3,500	3,400,344
Golub Capital Partners CLO 22B Ltd., Series 2015-22A, Class ER, 11.579%, (3 mo. SOFR + 6.262%), 1/20/31(1)(2)	2,500	2,473,570
Golub Capital Partners CLO 37B Ltd.:
Series 2018-37A, Class D, 8.879%, (3 mo. SOFR + 3.562%), 7/20/30(1)(2)	4,000	3,968,364
Series 2018-37A, Class E, 11.329%, (3 mo. SOFR + 6.012%), 7/20/30(1)(2)	4,750	4,763,989
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 12.279%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,250	1,242,454
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 12.396%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,511,220
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 12.519%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,958,962
Harriman Park CLO Ltd., Series 2020-1A, Class ER, 11.979%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	1,003,849
ICG U.S. CLO Ltd.:
Series 2018-2A, Class D, 8.679%, (3 mo. SOFR + 3.362%), 7/22/31(1)(2)	2,000	1,919,842
Series 2018-2A, Class E, 11.329%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	3,000	2,750,898
Madison Park Funding LIX Ltd., Series 2021-59A, Class E, 12.16%, (3 mo. SOFR + 6.862%), 1/18/34(1)(2)	1,450	1,457,089
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, 11.686%, (3 mo. SOFR + 6.362%), 4/25/29(1)(2)	1,500	1,482,177
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.364%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,506,487
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 9.558%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,948,958
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class DR, 8.678%, (3 mo. SOFR + 3.362%), 10/17/30(1)(2)	2,500	2,498,140
Series 2016-22A, Class ER, 11.638%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	3,000	3,008,187
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, 11.179%, (3 mo. SOFR + 5.862%), 4/20/30(1)(2)	1,950	1,945,466

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.779%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	$1,000	$ 989,702
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.825%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,190,512
OCP CLO Ltd.:
Series 2022-24A, Class D, 9.118%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	497,394
Series 2022-24A, Class E, 12.738%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	1,002,594
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.428%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	1,325	1,329,122
Series 2015-1A, Class DR4, 12.129%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,992,300
Series 2018-1A, Class D, 10.71%, (3 mo. SOFR + 5.412%), 4/18/31(1)(2)	2,000	1,975,658
Series 2018-2A, Class D, 11.176%, (3 mo. SOFR + 5.862%), 7/16/31(1)(2)	2,000	2,005,912
Series 2021-2A, Class E, 11.926%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	1,004,985
Series 2022-1A, Class E, 11.668%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	2,005,072
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,244,246
RAD CLO 14 Ltd., Series 2021-14A, Class E, 12.076%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	946,507
Regatta XIII Funding Ltd.:
Series 2018-2A, Class C, 8.676%, (3 mo. SOFR + 3.362%), 7/15/31(1)(2)	2,500	2,499,097
Series 2018-2A, Class D, 11.526%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,701,525
Regatta XIV Funding Ltd.:
Series 2018-3A, Class D, 8.786%, (3 mo. SOFR + 3.462%), 10/25/31(1)(2)	2,500	2,503,595
Series 2018-3A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	2,000	1,937,474
Regatta XV Funding Ltd., Series 2018-4A, Class D, 12.086%, (3 mo. SOFR + 6.762%), 10/25/31(1)(2)	2,875	2,802,369
Upland CLO Ltd.:
Series 2016-1A, Class CR, 8.479%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,419,949
Series 2016-1A, Class DR, 11.479%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,059,667
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.779%, (3 mo. SOFR + 3.462%), 7/20/31(1)(2)	2,500	2,404,935
Series 2018-9A, Class D, 11.829%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	3,500	2,901,059
Security	Principal Amount (000's omitted)	Value
Vibrant CLO X Ltd.:
Series 2018-10A, Class C, 8.829%, (3 mo. SOFR + 3.512%), 10/20/31(1)(2)	$5,000	$ 5,005,000
Series 2018-10A, Class D, 11.769%, (3 mo. SOFR + 6.452%), 10/20/31(1)(2)	5,000	5,012,500
Voya CLO Ltd.:
Series 2015-3A, Class CR, 8.729%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,368,330
Series 2015-3A, Class DR, 11.779%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	4,790,285
Series 2016-3A, Class CR, 8.81%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	1,904,282
Series 2016-3A, Class DR, 11.64%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,089,948
Series 2018-2A, Class E, 10.826%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,251,095
Webster Park CLO Ltd.:
Series 2015-1A, Class CR, 8.479%, (3 mo. SOFR + 3.162%), 7/20/30(1)(2)	2,000	1,975,594
Series 2015-1A, Class DR, 11.079%, (3 mo. SOFR + 5.762%), 7/20/30(1)(2)	2,500	2,443,590
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 9.079%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,164,358
Series 2021-3A, Class E, 12.676%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	883,722
Series 2022-1A, Class D, 9.454%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	1,001,334
Series 2022-1A, Class E, 13.174%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,931,220
Total Asset-Backed Securities (identified cost $292,155,725)		$ 283,971,804

Common Stocks — 1.0%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)(6)	950	$ 0
IAP Worldwide Services LLC(3)(4)(5)	1,627	0
		$ 0
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(4)(5)(6)	3,812,783	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(5)(6)	223,950	$ 4,702,950

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
Phoenix Services International LLC(5)(6)	168,954	$ 1,605,063
Phoenix Services International LLC(5)(6)	15,415	146,443
		$ 6,454,456
Containers and Glass Products — 0.1%
LG Parent Holding Co.(5)(6)	250,979	$ 1,537,246
		$ 1,537,246
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	44,676	$ 626,358
		$ 626,358
Entertainment — 0.0%(7)
New Cineworld Ltd.(5)(6)	80,602	$ 1,219,105
		$ 1,219,105
Health Care — 0.2%
Akorn Holding Co. LLC(4)(5)(6)	705,631	$ 0
Envision Parent, Inc.(5)(6)	778,264	8,171,772
		$ 8,171,772
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(5)(6)	1,348,933	$ 11,128,697
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 11,128,697
Investment Companies — 0.0%(7)
Aegletes BV(5)(6)	116,244	$ 280,439
Jubilee Topco Ltd., Class A(4)(5)(6)	2,897,167	0
		$ 280,439
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., Class A(5)(6)	141,193	$ 11,701,370
		$ 11,701,370
Oil and Gas — 0.0%(7)
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 1,096,352
McDermott International Ltd.(5)(6)	1,013,850	255,186
		$ 1,351,538
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(5)(6)	8,008	$ 4,084
Covis Midco 1 SARL, Class B(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class C(5)(6)	8,008	4,084
Covis Midco 1 SARL, Class D(5)(6)	8,008	4,084
Security	Shares	Value
Pharmaceuticals (continued)
Covis Midco 1 SARL, Class E(5)(6)	8,008	$ 4,084
Mallinckrodt International Finance SA(5)(6)	250,308	9,261,396
		$ 9,281,816
Retailers (Except Food and Drug) — 0.0%(7)
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 165,262
		$ 165,262
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 0
		$ 0
Utilities — 0.0%(7)
Longview Intermediate Holdings C LLC, Class A(6)	149,459	$ 1,206,134
		$ 1,206,134
Total Common Stocks (identified cost $97,591,740)		$ 53,124,193

Corporate Bonds — 9.9%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.4%
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,491,013
6.75%, 8/15/28(1)	3,175	3,230,921
6.875%, 12/15/30(1)	19,500	19,973,363
		$ 24,695,297
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	12,881	$ 12,750,905
5.75%, 4/20/29(1)	12,875	12,656,640
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,465,695
4.625%, 4/15/29(1)	4,625	4,282,091
		$ 34,155,331
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	2,175	$ 2,225,410

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Clarios Global LP, 6.75%, 5/15/25(1)		1,890	$ 1,890,108
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)		3,893	3,864,082
			$ 7,979,600
Building and Development — 0.0%(7)
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	$ 888,667
			$ 888,667
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$ 2,046,518
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		4,475	4,036,244
4.625%, 6/1/28(1)		15,725	14,166,810
			$ 20,249,572
Chemicals — 0.5%
INEOS Finance PLC:
3.375%, 3/31/26(1)	EUR	1,250	$ 1,339,021
7.50%, 4/15/29		7,825	7,781,963
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)		9,350	8,543,936
7.125%, 10/1/27(1)		925	929,292
9.75%, 11/15/28(1)		8,600	9,109,330
			$ 27,703,542
Commercial Services — 0.4%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		15,300	$ 14,626,422
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		7,750	8,009,083
			$ 22,635,505
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)		5,150	$ 4,806,572
4.375%, 10/15/28(1)		9,125	8,522,750
			$ 13,329,322
Diversified Financial Services — 0.3%
AG Issuer LLC, 6.25%, 3/1/28(1)		8,075	$ 7,982,776
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		2,925	3,038,937
Aretec Group, Inc., 10.00%, 8/15/30(1)		4,225	4,568,375
			$ 15,590,088
Security	Principal Amount* (000's omitted)	Value
Diversified Telecommunication Services — 1.0%
Altice France SA:
5.125%, 1/15/29(1)	1,300	$ 963,109
5.125%, 7/15/29(1)	42,825	31,347,035
5.50%, 10/15/29(1)	6,455	4,763,817
Level 3 Financing, Inc., 3.875%, 11/15/29(1)	11,225	11,140,813
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,812,950
		$ 54,027,724
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,449,277
		$ 8,449,277
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,211,966
		$ 5,211,966
Electronics/Electrical — 0.4%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 4,438,569
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	16,937,180
		$ 21,375,749
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)(8)	3,925	$ 3,970,966
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,921,969
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,075,885
		$ 6,968,820
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	22,800	$ 20,663,150
Tenet Healthcare Corp., 4.25%, 6/1/29	7,950	7,387,041
		$ 28,050,191
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	34,575	$ 32,003,903
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,145,155
		$ 34,149,058
Household Products — 0.3%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	14,212	$ 13,751,119
		$ 13,751,119

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, 10/15/27(1)	700	$ 651,759
NFP Corp.:
7.50%, 10/1/30(1)	2,925	3,074,419
8.50%, 10/1/31(1)	8,300	9,139,541
		$ 12,865,719
Internet Software & Services — 0.3%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	$ 13,970,972
		$ 13,970,972
Leisure Goods/Activities/Movies — 0.5%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	3,300	$ 3,273,682
NCL Corp. Ltd., 5.875%, 2/15/27(1)	22,000	21,689,600
		$ 24,963,282
Machinery — 0.5%
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)(8)	7,775	$ 7,775,000
Madison IAQ LLC, 4.125%, 6/30/28(1)	13,400	12,326,704
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	7,150	6,902,492
		$ 27,004,196
Media — 0.5%
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	$ 1,908,241
5.25%, 8/15/27(1)	2,125	1,651,426
6.375%, 5/1/26	2,896	2,490,595
8.375%, 5/1/27	5,248	3,257,817
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	8,115,332
7.375%, 6/30/30(1)	9,150	8,979,463
		$ 26,402,874
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	10,525	$ 10,531,241
		$ 10,531,241
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,902,333
		$ 4,902,333
Security	Principal Amount* (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	7,018	$ 6,925,992
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	6,252,971
		$ 13,178,963
Retail — 0.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 14,267,775
		$ 14,267,775
Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,215,511
		$ 1,215,511
Software — 0.5%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,236,079
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	13,600	12,883,982
UKG, Inc., 6.875%, 2/1/31(1)(8)	7,850	7,948,125
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	4,900	4,191,644
		$ 29,259,830
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,515,602
		$ 10,515,602
Telecommunications — 0.2%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,075	$ 5,350,799
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	5,550	4,858,063
		$ 10,208,862
Utilities — 0.0%(7)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,091,712
		$ 1,091,712

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd., 9.00%, 5/25/27	6,327	$ 5,898,065
		$ 5,898,065
Total Corporate Bonds (identified cost $580,721,943)		$ 545,487,765

Exchange-Traded Funds — 0.3%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,874,960
Total Exchange-Traded Funds (identified cost $19,593,027)		$ 17,874,960

Senior Floating-Rate Loans — 81.8%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.6%
Aernnova Aerospace SAU:
Term Loan, 6.916%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	$ 1,277,321
Term Loan, 6.955%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,981,554
AI Convoy (Luxembourg) SARL, Term Loan, 7.612%, (3 mo. EURIBOR + 3.75%), 1/18/27	EUR	3,850	4,141,972
Dynasty Acquisition Co., Inc.:
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28		23,343	23,400,416
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28		10,004	10,028,750
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,709	5,285,711
TransDigm, Inc.:
Term Loan, 8.598%, (SOFR + 3.25%), 2/22/27		27,474	27,522,803
Term Loan, 8.598%, (SOFR + 3.25%), 8/24/28		9,252	9,269,285
			$ 85,907,812
Airlines — 0.4%
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28		23,481	$ 24,093,641
			$ 24,093,641
Apparel & Luxury Goods — 0.3%
Gloves Buyer, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 12/29/27		12,091	$ 12,060,495
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 3/8/30		4,541	$ 4,513,725
			$ 16,574,220
Auto Components — 1.9%
Adient U.S. LLC, Term Loan, 8.083%, (SOFR + 2.75%), 1/31/31		6,473	$ 6,489,505
Autokiniton U.S. Holdings, Inc., Term Loan, 9.45%, (SOFR + 4.00%), 4/6/28		20,525	20,563,827
Clarios Global LP, Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,490	17,890,420
DexKo Global, Inc.:
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,525,574
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	7,303	7,870,454
Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28		9,343	9,300,996
Garrett Motion, Inc., Term Loan, 9.813%, (SOFR + 4.50%), 4/30/28		8,393	8,413,839
LSF12 Badger Bidco LLC, Term Loan, 11.333%, (SOFR + 6.00%), 8/30/30		3,100	3,098,063
LTI Holdings, Inc., Term Loan, 10.197%, (SOFR + 4.75%), 7/24/26		7,025	6,856,124
RealTruck Group, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 1/31/28		11,479	11,322,484
Term Loan, 10.447%, (SOFR + 5.00%), 1/31/28		7,125	7,027,031
			$ 102,358,317
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 8.074%, (SOFR + 2.75%), 1/22/31		17,091	$ 17,087,639
MajorDrive Holdings IV LLC:
Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28		14,855	14,773,781
Term Loan, 10.998%, (SOFR + 5.50%), 6/1/29		2,135	2,145,643
			$ 34,007,063
Beverages — 0.5%
City Brewing Co. LLC, Term Loan, 9.078%, (SOFR + 3.50%), 4/5/28		11,356	$ 8,673,456
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28		21,103	20,784,953
			$ 29,458,409
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 3/12/26		18,131	$ 18,108,228

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/13/28		4,724	$ 4,694,682
Grifols Worldwide Operations USA, Inc., Term Loan, 7.538%, (SOFR + 2.00%), 11/15/27		4,429	4,322,442
			$ 27,125,352
Building Products — 0.6%
Cornerstone Building Brands, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 4/12/28		6,041	$ 6,005,738
CPG International, Inc., Term Loan, 7.933%, (SOFR + 2.50%), 4/28/29		11,603	11,604,263
LHS Borrower LLC, Term Loan, 10.183%, (SOFR + 4.75%), 2/16/29		5,812	5,458,449
MI Windows & Doors LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/18/27		6,528	6,536,305
Oscar AcquisitionCo LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29		1,594	1,584,289
Standard Industries, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 9/22/28		3,804	3,804,844
			$ 34,993,888
Capital Markets — 3.9%
Advisor Group, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 8/17/28		22,225	$ 22,230,363
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28		6,204	6,186,566
Aretec Group, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 8/9/30		27,060	27,118,205
CeramTec AcquiCo GmbH, Term Loan, 7.455%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	12,779	13,771,841
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28		8,155	8,186,838
Clipper Acquisitions Corp., Term Loan, 7.21%, (SOFR + 1.75%), 3/3/28		7,173	7,163,750
Edelman Financial Center LLC, Term Loan, 8.947%, (SOFR + 3.50%), 4/7/28		18,852	18,781,379
EIG Management Co. LLC, Term Loan, 9.183%, (SOFR + 3.75%), 2/22/25		2,851	2,851,062
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29		12,786	12,816,385
Focus Financial Partners LLC:
Term Loan, 7.837%, (SOFR + 2.50%), 6/30/28		9,852	9,841,665
Term Loan, 8.083%, (SOFR + 2.75%), 6/30/28		28,466	28,392,306
Franklin Square Holdings LP, Term Loan, 7.683%, (SOFR + 2.25%), 8/1/25		6,182	6,182,399
Guggenheim Partners LLC, Term Loan, 8.598%, (SOFR + 3.25%), 12/12/29		19,182	19,213,036
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28		2,668	$ 2,668,176
LPL Holdings, Inc., Term Loan, 7.206%, (SOFR + 1.75%), 11/12/26		10,757	10,767,744
Mariner Wealth Advisors LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28		13,412	13,367,434
Victory Capital Holdings, Inc.:
Term Loan, 7.679%, (SOFR + 2.25%), 7/1/26		437	436,928
Term Loan, 7.679%, (SOFR + 2.25%), 12/29/28		6,979	6,987,482
			$ 216,963,559
Chemicals — 4.6%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29		17,612	$ 17,649,632
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27		14,714	12,037,790
Flint Group Midco Ltd., Term Loan, 10.577%, (SOFR + 5.26%), 9.827% cash, 0.75% PIK, 12/31/26		4,992	4,575,609
Flint Group Packaging INKS North America Holdings LLC:
Term Loan, 8.958%, (3 mo. EURIBOR + 5.00%), 8.208% cash, 0.75% PIK, 12/31/26	EUR	1,549	1,534,540
Term Loan, 10.958%, (3 mo. EURIBOR + 7.00%), 4.058% cash, 6.90% PIK, 12/30/27	EUR	771	616,792
Term Loan - Second Lien, 10.958%, (3 mo. EURIBOR + 7.00%), 4.058% cash, 6.90% PIK, 12/30/27	EUR	1,027	130,951
Flint Group Topco Ltd.:
Term Loan, 5.677%, (SOFR + 0.36%), 12/31/27		2,507	1,855,454
Term Loan - Second Lien, 12.577%, (SOFR + 7.26%), 5.677% cash, 6.90% PIK, 12/31/27		3,344	394,558
Gemini HDPE LLC, Term Loan, 8.574%, (SOFR + 3.00%), 12/31/27		4,629	4,605,851
GEON Performance Solutions LLC, Term Loan, 10.36%, (SOFR + 4.75%), 8/18/28		5,646	5,636,370
Groupe Solmax, Inc., Term Loan, 10.234%, (SOFR + 4.75%), 5/29/28(10)		9,368	9,072,043
INEOS Enterprises Holdings II Ltd., Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	1,975	2,140,163
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.238%, (SOFR + 3.75%), 7/8/30		10,925	10,815,750
INEOS Finance PLC:
Term Loan, 6.603%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,467,947
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	6,200	6,697,951
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.603%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	12,798	13,879,423

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Quattro Holdings U.K. Ltd.: (continued)
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	3,300	$ 3,559,624
Term Loan, 9.087%, (SOFR + 3.75%), 3/14/30		4,975	4,971,891
INEOS U.S. Finance LLC:
Term Loan, 8.933%, (SOFR + 3.50%), 2/18/30		20,601	20,401,249
Term Loan, 9.183%, (SOFR + 3.75%), 11/8/27		2,630	2,617,385
Term Loan, 1/31/31(11)		5,275	5,238,734
Kraton Corp., Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29		5,600	5,527,447
Kraton Polymers Holdings BV, Term Loan, 7.204%, (EURIBOR + 3.25%), 3/15/29(10)	EUR	4,250	4,532,693
Lonza Group AG:
Term Loan, 7.85%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	4,600	4,681,235
Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28		10,739	10,000,995
Momentive Performance Materials, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 3/29/28		21,531	21,226,088
Olympus Water U.S. Holding Corp.:
Term Loan, 9.36%, (SOFR + 3.75%), 11/9/28		3,937	3,929,496
Term Loan, 9.566%, (SOFR + 4.25%), 11/9/28		5,330	5,341,725
Orion Engineered Carbons GmbH, Term Loan, 6.325%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,250	1,340,180
PQ Corp., Term Loan, 7.913%, (SOFR + 2.50%), 6/9/28		8,646	8,654,015
Rohm Holding GmbH:
Term Loan, 8.366%, (6 mo. EURIBOR + 4.50%), 7/31/26	EUR	1,000	1,014,207
Term Loan, 8.472%, (3 mo. EURIBOR + 4.50%), 7/31/26	EUR	10,800	10,953,434
Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		13,748	12,742,276
SCUR-Alpha 1503 GmbH, Term Loan, 10.813%, (SOFR + 5.50%), 3/29/30		5,508	5,171,085
Tronox Finance LLC:
Term Loan, 8.082%, (SOFR + 2.50%), 3/10/28(10)		11,570	11,555,422
Term Loan, 8.598%, (SOFR + 3.25%), 4/4/29		3,611	3,612,944
Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		5,075	5,081,344
			$ 253,264,293
Commercial Services & Supplies — 1.7%
Albion Financing 3 SARL:
Term Loan, 10.827%, (SOFR + 5.25%), 8/17/26		3,453	$ 3,473,157
Term Loan, 10.878%, (SOFR + 5.50%), 8/17/26		3,499	3,520,428
Belfor Holdings, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 11/1/30		6,575	6,583,219
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30		16,268	16,296,264
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Foundever Group, Term Loan, 7.61%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	$ 6,900,102
Foundever Worldwide Corp., Term Loan, 9.197%, (SOFR + 3.75%), 8/28/28		16,415	15,885,497
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27		4,270	4,276,197
Harsco Corp., Term Loan, 7.697%, (SOFR + 2.25%), 3/10/28		883	874,741
Heritage-Crystal Clean, Inc., Term Loan, 10.317%, (SOFR + 5.00%), 10/17/30		7,325	7,334,156
Monitronics International, Inc., Term Loan, 13.074%, (SOFR + 7.50%), 6/30/28		12,312	12,388,601
Phoenix Services International LLC, Term Loan, 11.437%, (SOFR + 6.10%), 6/30/28		2,047	1,924,098
Tempo Acquisition LLC, Term Loan, 8.083%, (SOFR + 2.75%), 8/31/28		2,456	2,459,180
TMF Group Holding BV, Term Loan, 9.329%, (SOFR + 4.00%), 5/3/28		4,650	4,676,156
TruGreen LP, Term Loan, 9.433%, (SOFR + 4.00%), 11/2/27		8,378	8,110,497
			$ 94,702,293
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 8.072%, (SOFR + 2.63%), 2/1/27		2,726	$ 2,728,833
Term Loan, 8.197%, (SOFR + 2.75%), 3/19/29		18,965	18,980,887
			$ 21,709,720
Consumer Staples Distribution & Retail — 0.4%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29		4,144	$ 4,150,330
Peer Holding III BV:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	5,725	6,211,181
Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30		11,475	11,506,074
			$ 21,867,585
Containers & Packaging — 1.1%
Berlin Packaging LLC, Term Loan, 9.223%, (SOFR + 3.75%), 3/11/28(10)		2,894	$ 2,881,565
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(11)		12,925	12,862,805
Kouti BV, Term Loan, 7.38%, (3 mo. EURIBOR + 3.43%), 8/31/28	EUR	24,250	26,002,251
Pretium Packaging LLC, Term Loan - Second Lien, 11.356%, (SOFR + 6.00%), 9.953% cash, 1.403% PIK, 10/2/28(10)		6,622	5,454,816

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.208%, (SOFR + 6.75%), 10/1/29		6,675	$ 2,939,083
Proampac PG Borrower LLC, Term Loan, 9.821%, (SOFR + 4.50%), 9/15/28		11,825	11,859,494
			$ 62,000,014
Distributors — 0.4%
Parts Europe SA, Term Loan, 2/3/31(11)	EUR	14,275	$ 15,480,820
Phillips Feed Service, Inc., Term Loan, 12.433%, (SOFR + 7.00%), 11/13/24(4)		469	375,528
Rubix Group Midco 3 Ltd., Term Loan, 9/30/26(11)	EUR	1,500	1,623,753
Winterfell Financing SARL, Term Loan, 8.973%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,166,354
			$ 19,646,455
Diversified Consumer Services — 1.1%
Ascend Learning LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/11/28		11,264	$ 11,058,597
Belron Finance U.S. LLC, Term Loan, 7.448%, (SOFR + 2.00%), 4/13/28		7,610	7,622,894
FrontDoor, Inc., Term Loan, 7.697%, (SOFR + 2.25%), 6/17/28		853	854,725
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30		13,691	13,727,050
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27		10,765	10,693,211
Spring Education Group, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 10/4/30		3,725	3,731,984
Wand NewCo 3, Inc., Term Loan, 1/30/31(11)		12,150	12,173,729
			$ 59,862,190
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.909%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,444,730
			$ 9,444,730
Diversified Telecommunication Services — 0.8%
CenturyLink, Inc., Term Loan, 7.697%, (SOFR + 2.25%), 3/15/27		22,727	$ 15,819,682
GEE Holdings 2 LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25		9,639	8,771,597
Term Loan - Second Lien, 13.71%, (SOFR + 8.25%), 5.46% cash, 8.25% PIK, 3/23/26		7,406	4,443,597
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 7.197%, (SOFR + 1.75%), 3/1/27		12,351	$ 11,898,488
Virgin Media Bristol LLC, Term Loan, 7.948%, (SOFR + 2.50%), 1/31/28		2,563	2,518,256
			$ 43,451,620
Electrical Equipment — 0.6%
Brookfield WEC Holdings, Inc., Term Loan, 8.086%, (SOFR + 2.75%), 1/17/31		31,492	$ 31,371,559
			$ 31,371,559
Electronic Equipment, Instruments & Components — 1.5%
Chamberlain Group, Inc., Term Loan, 11/3/28(11)		11,200	$ 11,114,835
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28		12,784	12,432,087
II-VI Incorporated, Term Loan, 8.197%, (SOFR + 2.75%), 7/2/29		385	383,727
Minimax Viking GmbH, Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	3,469	3,778,320
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28		1,722	1,720,648
Robertshaw U.S. Holding Corp.:
Term Loan, 13.43%, (SOFR + 8.00%), 2/28/27		3	3,339
Term Loan, 13.43%, (SOFR + 8.00%), 8.43% cash, 5.00% PIK, 2/28/27		18,002	18,106,019
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27		16,894	13,937,527
TTM Technologies, Inc., Term Loan, 8.103%, (SOFR + 2.75%), 5/30/30		5,199	5,205,373
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25		14,579	14,004,505
			$ 80,686,380
Energy Equipment & Services — 0.7%
Ameriforge Group, Inc.:
Term Loan, 12.124%, (SOFR + 8.00%), 3/28/24(4)(12)		3,251	$ 2,600,082
Term Loan, 18.36%, (SOFR + 13.00%), 13.36% cash, 5.00% PIK, 3/28/24(4)		25,525	20,417,718
GIP Pilot Acquisition Partners LP, Term Loan, 8.327%, (SOFR + 3.00%), 10/4/30		4,875	4,885,155
Lealand Finance Co. BV:
Letter of Credit, 3.638%, 6/28/24(12)		9,039	7,683,464
Term Loan, 9.447%, (SOFR + 4.00%), 6.447% cash, 3.00% PIK, 6/30/25		2,537	1,075,260
			$ 36,661,679

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction — 0.7%
Aegion Corp., Term Loan, 9.587%, (SOFR + 4.25%), 5/17/28		15,726	$ 15,740,756
American Residential Services LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27		496	495,187
APi Group DE, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 10/1/26		10,603	10,633,257
Northstar Group Services, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 11/12/26		10,745	10,751,542
Term Loan, 10.951%, (SOFR + 5.50%), 11/12/26		1,950	1,952,437
			$ 39,573,179
Entertainment — 0.9%
City Football Group Ltd., Term Loan, 8.451%, (SOFR + 3.00%), 7/21/28		8,207	$ 8,172,881
Crown Finance U.S., Inc., Term Loan, 13.947%, (SOFR + 8.50%), 6.947% cash, 7.00% PIK, 7/31/28		1,810	1,833,231
Delta 2 (LUX) SARL, Term Loan, 7.598%, (SOFR + 2.25%), 1/15/30		2,500	2,502,500
Live Nation Entertainment, Inc., Term Loan, 7.187%, (SOFR + 1.75%), 10/19/26		5,556	5,560,156
Playtika Holding Corp., Term Loan, 8.197%, (SOFR + 2.75%), 3/13/28		13,492	13,475,415
Renaissance Holding Corp., Term Loan, 10.083%, (SOFR + 4.75%), 4/5/30		10,997	11,018,058
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		7,182	7,186,467
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	459,953
Term Loan, 12.63%, (6 mo. EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	3,031	1,113,602
			$ 51,322,263
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.197%, (1 mo. USD LIBOR + 1.75%), 1/2/26		3,625	$ 3,619,016
Term Loan, 7.587%, (SOFR + 2.25%), 1/31/31		10,225	10,209,028
			$ 13,828,044
Financial Services — 1.2%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(13)		18,244	$ 2,006,820
GTCR W Merger Sub LLC, Term Loan, 1/31/29(11)		30,700	30,716,455
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29(10)		13,700	$ 13,738,524
Nuvei Technologies Corp., Term Loan, 12/19/30(11)		8,300	8,302,075
Walker & Dunlop, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 12/16/28		12,789	12,773,014
WEX, Inc., Term Loan, 3/31/28(11)		1,264	1,260,982
			$ 68,797,870
Food Products — 1.1%
8th Avenue Food & Provisions, Inc., Term Loan, 10.197%, (SOFR + 4.75%), 10/1/25		6,525	$ 6,357,614
Badger Buyer Corp., Term Loan, 8.951%, (SOFR + 3.50%), 9/30/24		4,763	4,429,147
Del Monte Foods, Inc., Term Loan, 9.683%, (SOFR + 4.25%), 5/16/29		6,246	5,635,010
Froneri International Ltd.:
Term Loan, 5.991%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,620,817
Term Loan, 7.683%, (SOFR + 2.25%), 1/29/27		4,679	4,678,308
Nomad Foods U.S. LLC, Term Loan, 8.469%, (SOFR + 3.00%), 11/13/29		7,953	7,967,325
Shearer's Foods, Inc., Term Loan, 1/31/31(11)		7,325	7,251,750
United Petfood Finance BV, Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	8,400	8,990,889
Valeo F1 Co. Ltd. (Ireland):
Term Loan, 8.136%, (6 mo. EURIBOR + 4.00%), 9/29/28	EUR	8,550	8,812,637
Term Loan, 10.186%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,948,453
			$ 58,691,950
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30		20,070	$ 20,063,081
			$ 20,063,081
Health Care Equipment & Supplies — 0.6%
Bayou Intermediate II LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28		6,644	$ 6,378,434
Journey Personal Care Corp., Term Loan, 9.701%, (SOFR + 4.25%), 3/1/28		21,202	20,822,558
Medline Borrower LP, Term Loan, 8.451%, (SOFR + 3.00%), 10/23/28		8,591	8,590,705
			$ 35,791,697

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services — 4.2%
AEA International Holdings (Lux) SARL, Term Loan, 8.819%, (SOFR + 3.50%), 9/7/28		13,646	$ 13,671,779
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26		17,442	14,912,513
Cano Health LLC, Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(10)		7,208	3,003,462
CCRR Parent, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28		4,697	4,508,960
Cerba Healthcare SAS:
Term Loan, 7.553%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	18,925	19,133,818
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	8,225	8,398,029
CHG Healthcare Services, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 9/29/28		4,200	4,205,250
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(13)		9,853	3,731,846
Dedalus Finance GmbH, Term Loan, 7.612%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	3,350	3,546,704
Elsan SAS, Term Loan, 7.39%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	4,426,484
Ensemble RCM LLC, Term Loan, 8.317%, (SOFR + 3.00%), 8/1/29		4,031	4,030,314
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 11/13/26	EUR	4,100	4,450,256
Term Loan, 10.886%, (SOFR + 5.50%), 11/17/28		10,600	10,630,920
Medical Solutions Holdings, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 11/1/28		13,710	12,412,299
Term Loan - Second Lien, 12.433%, (SOFR + 7.00%), 11/1/29		9,500	7,861,250
Mehilainen Yhtiot OYJ, Term Loan, 7.45%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,025	6,527,497
Midwest Physician Administrative Services LLC, Term Loan, 8.86%, (SOFR + 3.25%), 3/12/28		1,406	1,255,152
National Mentor Holdings, Inc.:
Term Loan, 9.186%, (SOFR + 3.75%), 3/2/28(10)		12,220	11,178,333
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28		334	305,270
Term Loan - Second Lien, 12.698%, (SOFR + 7.25%), 3/2/29		5,525	4,208,210
Phoenix Guarantor, Inc.:
Term Loan, 8.697%, (SOFR + 3.25%), 3/5/26		16,192	16,164,626
Term Loan, 8.947%, (SOFR + 3.50%), 3/5/26		5,348	5,338,346
R1 RCM, Inc., Term Loan, 6/21/29(11)		2,300	2,305,175
Ramsay Generale de Sante SA, Term Loan, 6.92%, (3 mo. EURIBOR + 2.95%), 4/22/27	EUR	6,600	7,141,537
Select Medical Corp., Term Loan, 8.333%, (SOFR + 3.00%), 3/6/27		36,942	36,964,989
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Sound Inpatient Physicians:
Term Loan, 8.574%, (SOFR + 3.00%), 6/27/25		197	$ 66,792
Term Loan, 8.574%, (SOFR + 3.00%), 6/27/25		2,316	783,550
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,288,234
Term Loan, 12/12/30(11)	EUR	5,250	5,704,705
TTF Holdings LLC, Term Loan, 9.447%, (SOFR + 4.00%), 3/31/28		5,083	5,093,181
U.S. Anesthesia Partners, Inc., Term Loan, 9.717%, (SOFR + 4.25%), 10/1/28		5,005	4,739,401
			$ 228,988,882
Health Care Technology — 1.1%
Certara LP, Term Loan, 9.15%, (SOFR + 3.50%), 8/15/26		1,804	$ 1,808,260
Imprivata, Inc.:
Term Loan, 9.087%, (SOFR + 3.75%), 12/1/27		11,175	11,198,153
Term Loan, 9.563%, (SOFR + 4.25%), 12/1/27		3,251	3,255,070
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.447%, (SOFR + 4.00%), 12/18/28		16,187	13,677,751
Term Loan - Second Lien, 12.201%, (SOFR + 6.75%), 12/17/29		8,775	5,352,750
Project Ruby Ultimate Parent Corp., Term Loan, 3/10/28(11)		3,475	3,470,656
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27		12,894	11,741,521
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25		9,924	9,943,819
			$ 60,447,980
Hotels, Restaurants & Leisure — 4.4%
1011778 BC Unlimited Liability Co., Term Loan, 7.583%, (SOFR + 2.25%), 9/20/30		32,566	$ 32,441,280
Caesars Entertainment, Inc., Term Loan, 1/24/31(11)		22,475	22,465,628
Carnival Corp., Term Loan, 8.697%, (SOFR + 3.25%), 10/18/28		34,325	34,367,405
ClubCorp Holdings, Inc., Term Loan, 10.61%, (SOFR + 5.00%), 9/18/26		20,377	20,144,502
Flutter Financing BV, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30		31,750	31,703,708
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	21,225	23,084,412
Light and Wonder International, Inc., Term Loan, 8.083%, (SOFR + 2.75%), 4/14/29		7,388	7,368,108
Ontario Gaming GTA LP, Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30		14,925	14,966,969

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.883%, (SOFR + 8.25%), 6/23/26		3,466	$ 3,240,250
Playa Resorts Holding BV, Term Loan, 8.582%, (SOFR + 3.25%), 1/5/29		26,903	26,918,260
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.833%, (SOFR + 2.50%), 8/25/28		14,785	14,785,181
Stars Group Holdings BV, Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	12,178,243
			$ 243,663,946
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28		18,525	$ 16,073,753
Libbey Glass, Inc., Term Loan, 11.974%, (SOFR + 6.50%), 11/22/27		14,400	13,752,020
Serta Simmons Bedding, Inc., Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28		19,908	18,762,824
Solis IV BV, Term Loan, 8.88%, (SOFR + 3.50%), 2/26/29		13,683	13,480,309
			$ 62,068,906
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 12/22/27		5,436	$ 5,428,386
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26		7,965	7,976,991
Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26		5,047	5,072,235
Nobel Bidco BV, Term Loan, 7.475%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	5,450	5,744,603
			$ 24,222,215
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan, 7.324%, (SOFR + 2.00%), 1/31/31		2,295	$ 2,278,776
Term Loan, 1/31/31(11)		2,625	2,606,544
			$ 4,885,320
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 8.925%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	8,225	$ 8,919,621
Rain Carbon GmbH, Term Loan, 8.994%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	15,183	16,408,265
			$ 25,327,886
Borrower/Description	Principal Amount* (000's omitted)		Value
Industrials Conglomerates — 0.4%
Kohler Energy Co. LLC, Term Loan, 1/30/31(11)		22,475	$ 21,913,125
			$ 21,913,125
Insurance — 1.3%
Alliant Holdings Intermediate LLC, Term Loan, 8.833%, (SOFR + 3.50%), 11/6/30		13,868	$ 13,910,553
AmWINS Group, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 2/19/28		4,975	4,972,800
AssuredPartners, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 2/12/27		9,784	9,768,382
Term Loan, 8.947%, (SOFR + 3.50%), 2/12/27		5,281	5,270,487
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,551,859
HUB International Ltd., Term Loan, 8.57%, (SOFR + 3.25%), 6/20/30		11,344	10,611,625
NFP Corp., Term Loan, 8.697%, (SOFR + 3.25%), 2/16/27		17,079	17,126,892
USI, Inc., Term Loan, 8.598%, (SOFR + 3.25%), 9/27/30		4,489	4,486,878
			$ 71,699,476
Interactive Media & Services — 0.7%
Adevinta ASA:
Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	5,249	$ 5,693,284
Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28		898	902,083
Buzz Finco LLC:
Term Loan, 8.183%, (SOFR + 2.75%), 1/29/27		1,956	1,955,075
Term Loan, 8.683%, (SOFR + 3.25%), 1/29/27		435	435,057
Foundational Education Group, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 8/31/28		5,123	5,039,654
Getty Images, Inc.:
Term Loan, 8.875%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,416,578
Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26		16,392	16,405,369
Match Group, Inc., Term Loan, 7.27%, (SOFR + 1.75%), 2/13/27		6,450	6,441,938
			$ 39,289,038
IT Services — 3.6%
Asurion LLC:
Term Loan, 9.433%, (SOFR + 4.00%), 8/19/28		9,036	$ 8,935,556
Term Loan, 9.683%, (SOFR + 4.25%), 8/19/28		7,082	7,015,782
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/31/28		15,790	15,158,400
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/20/29		2,375	2,257,549

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		29,698	$ 28,843,890
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27		3,576	3,483,765
Go Daddy Operating Co. LLC, Term Loan, 7.333%, (SOFR + 2.00%), 11/9/29		46,341	46,338,360
Informatica LLC, Term Loan, 8.197%, (SOFR + 2.75%), 10/27/28		31,514	31,509,748
NAB Holdings LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28		14,316	14,322,386
Rackspace Technology Global, Inc., Term Loan, 8.208%, (SOFR + 2.75%), 2/15/28		31,171	13,466,679
Sedgwick Claims Management Services, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 2/24/28		12,885	12,902,083
team.blue Finco SARL, Term Loan, 7.125%, (3 mo. EURIBOR + 3.20%), 3/30/28	EUR	11,150	11,874,085
			$ 196,108,283
Leisure Products — 0.6%
Amer Sports OYJ, Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 3/30/26	EUR	11,925	$ 12,927,623
Fender Musical Instruments Corp., Term Loan, 9.437%, (SOFR + 4.00%), 12/1/28		2,257	2,194,742
Hayward Industries, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 5/30/28		9,032	9,025,999
Recess Holdings, Inc., Term Loan, 9.388%, (SOFR + 4.00%), 3/29/27		6,185	6,184,500
SRAM LLC, Term Loan, 8.197%, (SOFR + 2.75%), 5/18/28		1,801	1,795,055
			$ 32,127,919
Life Sciences Tools & Services — 2.4%
Avantor Funding, Inc., Term Loan, 6.353%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	16,928	$ 18,337,149
Cambrex Corp., Term Loan, 8.933%, (SOFR + 3.50%), 12/4/26		324	317,417
Catalent Pharma Solutions, Inc.:
Term Loan, 7.451%, (SOFR + 2.00%), 2/22/28		1,021	1,008,042
Term Loan, 8.335%, (SOFR + 3.00%), 2/22/28		2,650	2,646,688
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26(10)		17,223	15,863,089
ICON Luxembourg SARL, Term Loan, 7.86%, (SOFR + 2.25%), 7/3/28		32,163	32,221,982
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31		13,600	13,639,671
LGC Group Holdings Ltd., Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	5,775	6,087,620
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Loire Finco Luxembourg SARL, Term Loan, 8.933%, (SOFR + 3.50%), 4/21/27		1,120	$ 1,099,999
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27		3,425	3,418,044
PRA Health Sciences, Inc., Term Loan, 7.86%, (SOFR + 2.25%), 7/3/28		8,013	8,028,267
Sotera Health Holdings LLC, Term Loan, 8.197%, (SOFR + 2.75%), 12/11/26		14,828	14,821,957
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30		14,400	14,090,285
			$ 131,580,210
Machinery — 4.2%
AI Aqua Merger Sub, Inc., Term Loan, 9.105%, (SOFR + 3.75%), 7/31/28		21,929	$ 21,819,260
Ali Group North America Corp., Term Loan, 7.447%, (SOFR + 2.00%), 7/30/29		14,937	14,934,688
American Trailer World Corp., Term Loan, 9.183%, (SOFR + 3.75%), 3/3/28		13,302	13,029,709
Apex Tool Group LLC, Term Loan, 10.687%, (SOFR + 5.25%), 2/8/29		20,373	18,086,995
Barnes Group, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 9/3/30		17,332	17,347,820
Clark Equipment Co., Term Loan, 7.948%, (SOFR + 2.50%), 4/20/29		10,032	10,047,965
Conair Holdings LLC, Term Loan, 9.197%, (SOFR + 3.75%), 5/17/28		24,144	23,536,322
CPM Holdings, Inc., Term Loan, 9.853%, (SOFR + 4.50%), 9/28/28		4,000	4,008,752
Delachaux Group SA, Term Loan, 8.162%, (3 mo. EURIBOR + 4.25%), 4/16/29	EUR	6,600	7,163,827
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30		11,247	11,264,886
Engineered Machinery Holdings, Inc.:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,630	11,421,170
Term Loan, 9.36%, (SOFR + 3.50%), 5/19/28		9,949	9,903,641
Term Loan - Second Lien, 11.61%, (SOFR + 6.00%), 5/21/29		2,000	1,970,000
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28		4,138	4,114,406
INNIO Group Holding GmbH, Term Loan, 8.182%, (3 mo. EURIBOR + 4.25%), 11/2/28	EUR	4,722	5,122,255
Madison IAQ LLC, Term Loan, 8.701%, (SOFR + 3.25%), 6/21/28		11,551	11,479,234
Pro Mach Group, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 8/31/28		2,791	2,799,909

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Roper Industrial Products Investment Co. LLC:
Term Loan, 8.425%, (3 mo. EURIBOR + 4.50%), 11/22/29	EUR	993	$ 1,077,435
Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29		6,415	6,424,284
SPX Flow, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/5/29		12,331	12,342,651
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,534,623
Zephyr German BidCo GmbH, Term Loan, 7.775%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	11,775	12,492,437
			$ 230,922,269
Media — 0.8%
Aragorn Parent Corp., Term Loan, 9.583%, (SOFR + 4.25%), 6/15/28		5,674	$ 5,693,228
Gray Television, Inc., Term Loan, 8.467%, (SOFR + 3.00%), 12/1/28		1,029	1,023,368
Hubbard Radio LLC, Term Loan, 9.70%, (SOFR + 4.25%), 3/28/25		5,892	4,596,083
iHeartCommunications, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 5/1/26		2,365	2,079,638
Mission Broadcasting, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 6/2/28		3,608	3,609,755
Nexstar Broadcasting, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 9/18/26		3,623	3,627,342
Sinclair Television Group, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 9/30/26		6,151	6,031,974
Univision Communications, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 3/15/26		18,141	18,151,283
			$ 44,812,671
Metals/Mining — 1.2%
Arsenal AIC Parent LLC, Term Loan, 9.833%, (SOFR + 4.50%), 8/18/30		17,805	$ 17,844,333
Dynacast International LLC:
Term Loan, 9.988%, (SOFR + 4.50%), 7/22/25		15,142	14,347,491
Term Loan, 14.488%, (SOFR + 9.00%), 10/22/25		3,026	2,186,302
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29		16,273	15,561,070
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28		5,800	5,814,356
Zekelman Industries, Inc., Term Loan, 7.448%, (SOFR + 2.00%), 1/24/27		8,073	8,091,786
			$ 63,845,338
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 1.0%
GIP II Blue Holding LP, Term Loan, 9.947%, (SOFR + 4.50%), 9/29/28		13,535	$ 13,572,946
ITT Holdings LLC, Term Loan, 8.587%, (SOFR + 3.25%), 10/5/30		8,554	8,544,205
Matador Bidco SARL, Term Loan, 9.933%, (SOFR + 4.50%), 10/15/26		29,032	29,180,233
Oxbow Carbon LLC, Term Loan, 9.44%, (SOFR + 4.00%), 5/10/30(10)		5,647	5,644,270
			$ 56,941,654
Pharmaceuticals — 1.7%
Aenova Holding GmbH, Term Loan, 8.403%, (3 mo. EURIBOR + 4.50%), 3/6/26	EUR	925	$ 1,002,241
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 8.853%, (1 mo. EURIBOR + 5.00%), 9/30/28	EUR	13,000	14,093,006
Bausch Health Cos., Inc., Term Loan, 10.687%, (SOFR + 5.25%), 2/1/27		16,707	13,223,600
Ceva Sante Animale:
Term Loan, 8.175%, (3 mo. EURIBOR + 4.25%), 11/8/30	EUR	10,300	11,193,246
Term Loan, 9.616%, (SOFR + 4.25%), 11/1/30		4,175	4,201,094
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28		6,976	6,980,393
Mallinckrodt International Finance SA:
Term Loan, 12.833%, (SOFR + 7.50%), 11/14/28		3,443	3,834,360
Term Loan - Second Lien, 14.833%, (SOFR + 9.50%), 11/14/28		19,511	20,998,385
PharmaZell GmbH, Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,906,760
Recipharm AB, Term Loan, 6.944%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	13,725	14,593,509
			$ 92,026,594
Professional Services — 2.6%
APFS Staffing Holdings, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 12/29/28		3,660	$ 3,635,413
Apleona Holding GmbH, Term Loan, 6.612%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	7,525	8,083,475
ASGN, Inc., Term Loan, 7.583%, (SOFR + 2.25%), 8/30/30		3,840	3,861,578
CoreLogic, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28		14,063	13,540,252
Term Loan - Second Lien, 11.947%, (SOFR + 6.50%), 6/4/29		1,200	1,081,874
Corporation Service Co., Term Loan, 8.183%, (SOFR + 2.75%), 11/2/29		4,066	4,076,153

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
EAB Global, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 8/16/28	14,357	$ 14,345,457
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28	20,547	17,619,095
First Advantage Holdings LLC, Term Loan, 8.197%, (SOFR + 2.75%), 1/31/27	5,857	5,876,939
Genuine Financial Holdings LLC, Term Loan, 9.333%, (SOFR + 4.00%), 9/27/30	4,090	4,084,638
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29	7,990	7,361,065
Rockwood Service Corp., Term Loan, 9.697%, (SOFR + 4.25%), 1/23/27	9,378	9,419,058
Trans Union LLC, Term Loan, 7.701%, (SOFR + 2.25%), 12/1/28	31,546	31,567,601
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	9,112	9,083,787
Wood Mackenzie Ltd., Term Loan, 1/31/31(11)	11,675	11,645,813
		$ 145,282,198
Real Estate Management & Development — 0.8%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.197%, (SOFR + 2.75%), 8/21/25	734	$ 733,517
Term Loan, 8.683%, (SOFR + 3.25%), 1/31/30	6,644	6,594,511
Term Loan, 9.333%, (SOFR + 4.00%), 1/31/30	6,376	6,347,807
Greystar Real Estate Partners LLC:
Term Loan, 9.125%, (SOFR + 3.75%), 8/21/30	6,284	6,292,105
Term Loan, 8/21/30(11)	1,700	1,700,000
Homeserve USA Holding Corp., Term Loan, 8.337%, (SOFR + 3.00%), 10/21/30	9,500	9,507,914
RE/MAX International, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 7/21/28	16,209	15,512,372
		$ 46,688,226
Road & Rail — 2.2%
Avis Budget Car Rental LLC:
Term Loan, 7.197%, (SOFR + 1.75%), 8/6/27	30,163	$ 30,108,798
Term Loan, 8.433%, (SOFR + 3.00%), 3/16/29	2,993	3,000,541
Grab Holdings, Inc., Term Loan, 9.947%, (SOFR + 4.50%), 1/29/26	15,011	15,017,688
Hertz Corp.:
Term Loan, 8.697%, (SOFR + 3.25%), 6/30/28	17,062	16,899,287
Term Loan, 8.697%, (SOFR + 3.25%), 6/30/28	3,298	3,265,058
Term Loan, 9.082%, (SOFR + 3.75%), 6/30/28	7,550	7,518,147
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30	46,354	46,415,111
		$ 122,224,630
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 8.41%, (SOFR + 3.10%), 2/1/29		6,331	$ 6,329,446
Term Loan - Second Lien, 10.399%, (SOFR + 5.60%), 2/1/30		6,650	6,611,211
Bright Bidco BV, Term Loan, 14.317%, (SOFR + 9.00%), 6.317% cash, 8.00% PIK, 10/31/27		3,746	1,184,778
Entegris, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 7/6/29(10)		1,087	1,087,991
MaxLinear, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 6/23/28		2,955	2,925,804
MKS Instruments, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 8/17/29		20,524	20,525,543
Synaptics, Inc., Term Loan, 7.875%, (SOFR + 2.25%), 12/2/28		2,749	2,743,431
			$ 41,408,204
Software — 11.4%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26		43,551	$ 43,727,456
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28		12,917	7,853,264
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29		20,170	8,437,839
Banff Merger Sub, Inc.:
Term Loan, 8.353%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	1,911	2,070,059
Term Loan, 9.583%, (SOFR + 4.25%), 12/29/28		3,553	3,561,720
Cegid Group SAS, Term Loan, 7.695%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	6,150	6,662,404
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29		19,825	19,883,017
CentralSquare Technologies LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25		18,311	17,880,193
Cloud Software Group, Inc.:
Term Loan, 9.948%, (SOFR + 4.50%), 9/29/28(10)		9,454	9,273,965
Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29(10)		4,477	4,398,184
Cloudera, Inc.:
Term Loan, 9.183%, (SOFR + 3.75%), 10/8/28		23,897	23,717,637
Term Loan - Second Lien, 11.433%, (SOFR + 6.00%), 10/8/29		2,950	2,862,730
Constant Contact, Inc., Term Loan, 9.588%, (SOFR + 4.00%), 2/10/28		5,026	4,922,632
Cornerstone OnDemand, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 10/16/28		15,425	15,029,978
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27		10,888	10,865,733

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
E2open LLC, Term Loan, 8.947%, (SOFR + 3.50%), 2/4/28		16,133	$ 16,160,192
ECI Macola Max Holding LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27		14,170	14,171,788
Epicor Software Corp.:
Term Loan, 8.697%, (SOFR + 3.25%), 7/30/27		34,509	34,579,820
Term Loan, 9.083%, (SOFR + 3.75%), 7/30/27		6,150	6,193,819
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27		12,409	11,860,658
Gen Digital, Inc., Term Loan, 7.433%, (SOFR + 2.00%), 9/12/29		1,469	1,467,059
GoTo Group, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 8/31/27		24,097	12,078,822
IGT Holding IV AB:
Term Loan, 7.075%, (3 mo. EURIBOR + 3.15%), 3/31/28	EUR	6,205	6,702,488
Term Loan, 8.972%, (SOFR + 3.40%), 3/31/28		4,005	4,007,295
iSolved, Inc., Term Loan, 9.484%, (SOFR + 4.00%), 10/14/30		5,175	5,194,406
Ivanti Software, Inc., Term Loan, 9.839%, (SOFR + 4.25%), 12/1/27		3,880	3,703,785
Magenta Buyer LLC:
Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28		14,696	9,638,358
Term Loan - Second Lien, 13.824%, (SOFR + 8.25%), 7/27/29		7,100	2,573,750
Marcel LUX IV SARL:
Term Loan, 8.393%, (3 mo. EURIBOR + 4.50%), 11/7/30	EUR	8,650	9,411,156
Term Loan, 9.82%, (SOFR + 4.50%), 11/11/30		28,322	28,469,693
Maverick Bidco, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 5/18/28		10,930	10,906,480
McAfee LLC, Term Loan, 9.203%, (SOFR + 3.75%), 3/1/29		19,703	19,564,737
Mosel Bidco SE:
Term Loan, 8.681%, (3 mo. EURIBOR + 4.75%), 9/16/30	EUR	1,825	1,982,962
Term Loan, 10.098%, (SOFR + 4.75%), 9/16/30		2,575	2,578,219
N-Able International Holdings II LLC, Term Loan, 8.40%, (SOFR + 2.75%), 7/19/28		1,261	1,262,778
Open Text Corp., Term Loan, 8.183%, (SOFR + 2.75%), 1/31/30		23,237	23,278,192
Polaris Newco LLC:
Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,455	8,890,322
Term Loan, 9.574%, (SOFR + 4.00%), 6/2/28		2,934	2,866,249
Proofpoint, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 8/31/28		7,685	7,646,941
Quest Software U.S. Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29		17,537	13,893,511
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
RealPage, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 4/24/28		10,691	$ 10,473,963
Red Planet Borrower LLC, Term Loan, 9.183%, (SOFR + 3.75%), 10/2/28		3,920	3,824,545
Redstone Holdco 2 LP, Term Loan, 10.201%, (SOFR + 4.75%), 4/27/28		11,692	9,715,902
Sabre GLBL, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 12/17/27		5,850	5,318,570
Term Loan, 8.947%, (SOFR + 3.50%), 12/17/27		3,734	3,394,865
Term Loan, 9.683%, (SOFR + 4.25%), 6/30/28		3,513	3,211,161
Term Loan, 10.433%, (SOFR + 5.00%), 6/30/28		1,000	919,583
Skillsoft Corp., Term Loan, 10.696%, (SOFR + 5.25%), 7/14/28		10,311	9,666,757
SolarWinds Holdings, Inc., Term Loan, 8.586%, (SOFR + 3.25%), 2/5/27		18,345	18,391,301
Sophia LP, Term Loan, 8.933%, (SOFR + 3.50%), 10/7/27		23,132	23,125,978
Turing Midco LLC, Term Loan, 7.947%, (SOFR + 2.50%), 3/24/28		464	465,092
Ultimate Software Group, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 5/4/26		45,453	45,478,806
Veritas U.S., Inc., Term Loan, 10.447%, (SOFR + 5.00%), 9/1/25		24,103	20,886,542
Vision Solutions, Inc.:
Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28		33,234	32,818,563
Term Loan - Second Lien, 12.836%, (SOFR + 7.25%), 4/23/29		1,500	1,383,750
			$ 629,305,669
Specialty Retail — 2.1%
Belron Luxembourg SARL, Term Loan, 6.381%, (3 mo. EURIBOR + 2.43%), 4/13/28	EUR	3,575	$ 3,878,617
Boels Topholding BV, Term Loan, 7.216%, (EURIBOR + 3.25%), 2/6/27(10)	EUR	6,681	7,244,513
Etraveli Holding AB, Term Loan, 8.925%, (3 mo. EURIBOR + 5.00%), 11/2/28	EUR	7,844	8,514,136
Great Outdoors Group LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28		27,251	27,235,207
Harbor Freight Tools USA, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 10/19/27		17,787	17,613,648
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29		2,633	2,642,810
Les Schwab Tire Centers, Term Loan, 8.708%, (SOFR + 3.25%), 11/2/27		13,830	13,832,906
LIDS Holdings, Inc., Term Loan, 11.028%, (SOFR + 5.50%), 12/14/26		4,819	4,752,492

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28		15,825	$ 15,745,820
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28		12,195	12,155,505
			$ 113,615,654
Trading Companies & Distributors — 2.8%
American Builders & Contractors Supply Co., Inc., Term Loan, 7.333%, (SOFR + 2.00%), 1/29/31		8,460	$ 8,443,695
Avolon TLB Borrower 1 (US) LLC, Term Loan, 7.337%, (SOFR + 2.00%), 6/22/28		40,828	40,859,792
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		7,207	7,231,715
Foundation Building Materials Holding Co. LLC, Term Loan, 1/29/31(11)		12,400	12,356,079
Patagonia Bidco Ltd., Term Loan, 10.437%, (SONIA + 5.25%), 11/1/28	GBP	20,400	23,752,375
PEARLS (Netherlands) Bidco BV, Term Loan, 7.412%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,453,583
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28		38,407	34,400,948
SRS Distribution, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 6/2/28		4,974	4,947,389
Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28		4,245	4,229,735
Windsor Holdings III LLC, Term Loan, 9.848%, (SOFR + 4.50%), 8/1/30		11,799	11,827,182
			$ 154,502,493
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 12/17/27		8,495	$ 8,484,696
Digicel International Finance Ltd., Term Loan, 10.469%, (SOFR + 5.15%), 5/25/27		13,872	13,259,447
SBA Senior Finance II LLC, Term Loan, 7.34%, (SOFR + 2.00%), 1/25/31		7,275	7,266,408
			$ 29,010,551
Total Senior Floating-Rate Loans (identified cost $4,684,849,157)			$4,507,128,200

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(14)	195,635,269	$ 195,635,269
Total Short-Term Investments (identified cost $195,635,269)		$ 195,635,269
Total Investments — 101.6% (identified cost $5,870,546,861)		$5,603,222,191
Less Unfunded Loan Commitments — (0.2)%		$ (9,340,092)
Net Investments — 101.4% (identified cost $5,861,206,769)		$5,593,882,099
Other Assets, Less Liabilities — (1.4)%		$ (80,832,911)
Net Assets — 100.0%		$5,513,049,188
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $802,644,088 or 14.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	Affiliated company.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	When-issued security.

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2024, the total value of unfunded loan commitments is $7,924,009.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	299,448,286	EUR	270,766,698	Standard Chartered Bank	2/2/24	$ 6,830,659	$ —
EUR	1,000,000	USD	1,109,394	Standard Chartered Bank	2/29/24	—	(27,478)
USD	1,097,337	EUR	1,000,000	Australia and New Zealand Banking Group Limited	2/29/24	15,421	—
USD	41,547,125	EUR	37,650,000	Bank of America, N.A.	2/29/24	813,004	—
USD	41,322,183	EUR	37,447,827	Bank of America, N.A.	2/29/24	806,796	—
USD	40,906,211	EUR	37,100,000	Bank of America, N.A.	2/29/24	767,144	—
USD	2,856,495	EUR	2,590,164	Bank of America, N.A.	2/29/24	54,156	—
USD	41,545,036	EUR	37,650,000	HSBC Bank USA, N.A.	2/29/24	810,915	—
USD	42,705,438	EUR	38,700,000	Standard Chartered Bank	2/29/24	835,306	—
USD	24,817,107	GBP	19,597,549	Bank of America, N.A.	2/29/24	—	(24,156)
USD	816,230	GBP	646,513	Citibank, N.A.	2/29/24	—	(3,270)
USD	243,238	GBP	191,945	Standard Chartered Bank	2/29/24	—	(65)
USD	1,139,168	GBP	898,267	State Street Bank and Trust Company	2/29/24	551	—
USD	294,497,420	EUR	270,766,698	Standard Chartered Bank	3/4/24	1,501,803	—
USD	4,581,027	EUR	4,108,946	Australia and New Zealand Banking Group Limited	3/28/24	130,122	—
USD	13,622,151	EUR	12,216,924	Goldman Sachs International	3/28/24	388,497	—
USD	13,712,916	EUR	12,300,000	State Street Bank and Trust Company	3/28/24	389,271	—
USD	13,682,091	EUR	12,275,000	State Street Bank and Trust Company	3/28/24	385,527	—
USD	13,381,500	EUR	12,000,000	State Street Bank and Trust Company	3/28/24	382,822	—
						$14,111,994	$(54,969)

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2024, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $195,635,269, which represents 3.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)(2)(3)	$0	$ —	$ —	$ —	$ —	$0	$ —	2,577
Short-Term Investments
Liquidity Fund, Institutional Class(4)	143,913,942	422,003,883	(370,282,556)	—	—	195,635,269	1,495,397	195,635,269
Total				$ —	$ —	$195,635,269	$1,495,397
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 283,971,804	$ —	$ 283,971,804
Common Stocks	626,358	51,236,221	1,261,614	53,124,193
Corporate Bonds	—	545,487,765	—	545,487,765
Exchange-Traded Funds	17,874,960	—	—	17,874,960
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	4,469,109,069	28,679,039	4,497,788,108
Short-Term Investments	195,635,269	—	—	195,635,269
Total Investments	$214,136,587	$5,349,804,859	$29,940,653	$5,593,882,099
Forward Foreign Currency Exchange Contracts	$ —	$ 14,111,994	$ —	$ 14,111,994
Total	$214,136,587	$5,363,916,853	$29,940,653	$5,607,994,093
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (54,969)	$ —	$ (54,969)
Total	$ —	$ (54,969)	$ —	$ (54,969)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.